Operating and non-operating costs	12 Months Ended
Dec. 31, 2024
Operating And Non-operating Costs
Operating and non-operating costs

13.	Operating and non-operating costs:

(a)	Operating costs:

For the twelve months ended December 31,	2024	2023

Personnel	$6,373	$5,720
Purchased services & materials(1)	6,201	2,015
Travel	712	42
Facilities and other expenses	717	584
	$14,003	$8,361

(1)	Purchased services and materials include aircraft costs, project costs, professional and consulting fees, and selling and marketing costs.

(b)	Financing costs:

For the twelve months ended December 31,	2024	2023

Interest on bank loan	$5	$10
Interest on government loans	16	23
Interest on lease obligations	47	27
Interest on loan payable	17	-
Interest on accounts payable	4	1
	$89	$61